Consolidated Statements of Changes In Shareholders' Equity (Parenthetical) - CIK_0001819810_Genesis Park Acquisition Corp [Member] - USD ($)		5 Months Ended
	Jan. 07, 2021	Dec. 31, 2020
Sale of 16,377,622 Units at IPO net of Public Warrant initial fair value		$ 146,170,277
Founder Shares Subject To Forfeiture [Member]
Sale of 16,377,622 Units at IPO net of Public Warrant initial fair value	$ 0
Over-Allotment Option [Member] | Founder Shares Subject To Forfeiture [Member]
Common stock shares subject to forfeiture	218,094
Sale of 16,377,622 Units at IPO net of Public Warrant initial fair value	$ 0